Related Party Agreements (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
FRP
Charges/allocations to related parties	$ 1,441	$ 1,606	$ 1,542
Bluegrass
Charges/allocations to related parties		16	$ 599
Payments made for information technology services		$ 7